Related Party Financing and Prior Restructuring Transactions	12 Months Ended
Jun. 30, 2023
Related Party Financing and Prior Restructuring Transactions
Related Party Financing and Prior Restructuring Transactions

2.    Related Party Financing and Prior Restructuring Transactions

For a detailed description of related party financing arrangements and prior restructuring transactions please refer to the section contained in our Annual Report on Form 20-F for the fiscal year ended June 30, 2022, "2. Related Party Financing and Prior Restructuring Transactions”.